General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 14,654	$ 21,401	$ 13,339
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	6,017	10,310	5,200
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	2,836	4,918	2,981
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	3,565	3,541	4,127
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	381	269	165
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	531	1,074	336
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	764	848	350
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 560	$ 441	$ 180